                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

     STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT DATED NOV. 7, 2008

FUND                                                                  SAI DATE      FORM #
------------------------------------------------------------------------------------------------
DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- AGGRESSIVE                 MAY 1, 2008   S-6521-20 A
DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- CONSERVATIVE               MAY 1, 2008   S-6521-20 A
DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- MODERATE                   MAY 1, 2008   S-6521-20 A
DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- MODERATELY AGGRESSIVE      MAY 1, 2008   S-6521-20 A
DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- MODERATELY CONSERVATIVE    MAY 1, 2008   S-6521-20 A
RIVERSOURCE PARTNERS VARIABLE PORTFOLIO -- FUNDAMENTAL VALUE FUND     MAY 1, 2008   S-6466-20 AF
RIVERSOURCE PARTNERS VARIABLE PORTFOLIO -- SELECT VALUE FUND          MAY 1, 2008   S-6466-20 AF
RIVERSOURCE PARTNERS VARIABLE PORTFOLIO -- SMALL CAP VALUE FUND       MAY 1, 2008   S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- BALANCED FUND                       MAY 1, 2008   S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- CASH MANAGEMENT FUND                MAY 1, 2008   S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND                    MAY 1, 2008   S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- DIVERSIFIED BOND FUND               MAY 1, 2008   S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- DIVERSIFIED EQUITY INCOME FUND      MAY 1, 2008   S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- GLOBAL BOND FUND                    MAY 1, 2008   S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- GLOBAL INFLATION PROTECTED
  SECURITIES FUND                                                     MAY 1, 2008   S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- GROWTH FUND                         MAY 1, 2008   S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- HIGH YIELD BOND FUND                MAY 1, 2008   S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- INCOME OPPORTUNITIES FUND           MAY 1, 2008   S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- LARGE CAP EQUITY FUND               MAY 1, 2008   S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- LARGE CAP VALUE FUND                MAY 1, 2008   S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- MID CAP GROWTH FUND                 MAY 1, 2008   S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- MID CAP VALUE FUND                  MAY 1, 2008   S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- S&P 500 INDEX FUND                  MAY 1, 2008   S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- SHORT DURATION U.S. GOVERNMENT
  FUND                                                                MAY 1, 2008   S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- SMALL CAP ADVANTAGE FUND            MAY 1, 2008   S-6466-20 AF
THREADNEEDLE VARIABLE PORTFOLIO -- EMERGING MARKETS FUND              MAY 1, 2008   S-6466-20 AF
THREADNEEDLE VARIABLE PORTFOLIO -- INTERNATIONAL OPPORTUNITY FUND     MAY 1, 2008   S-6466-20 AF


The following paragraph has been added to the Table of Contents page of the SAI:

The RiverSource complex of funds includes a comprehensive array of funds from RiverSource Investments, including several Seligman funds. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource complex. Funds branded "RiverSource Variable Portfolio," "RiverSource Partners Variable Portfolio" "Disciplined Asset Allocation" and "Threadneedle Variable Portfolio" (the "funds" or the "RiverSource Variable Portfolio Funds") share the same Board of Directors/Trustees (the Board), and the same policies and procedures including those set forth under "Fund Management and Compensation," "Buying and Selling Shares," and "Distribution and Taxes." RiverSource Variable Portfolio Funds and Seligman (Variable) Portfolio Funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts offered by affiliated and unaffiliated insurance companies. Although the Seligman (Variable) Portfolio Funds share the same Board, they do not currently have the same policies and procedures, and may not be exchanged for shares of the RiverSource Variable Portfolio Funds. The RiverSource complex of funds also includes mutual funds available for direct investment. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource complex of funds.

Please see Appendix C for a complete list of Seligman funds.

The rest of this section remains unchanged.

The Board Members and Officers section of the SAI has been revised as follows:

Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of each fund's Board members. The RiverSource complex of funds each member oversees consists of 162 funds, which includes 104 RiverSource funds and 58 Seligman funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS


                           POSITION HELD
                          WITH FUNDS AND
                             LENGTH OF             PRINCIPAL OCCUPATION                  OTHER               COMMITTEE
   NAME, ADDRESS, AGE         SERVICE             DURING PAST FIVE YEARS             DIRECTORSHIPS          MEMBERSHIPS
--------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz           Board member      Chief Justice, Minnesota Supreme     None                    Board Governance,
901 S. Marquette Ave.    since 2006        Court, 1998-2006; Attorney                                   Compliance,
Minneapolis, MN 55402                                                                                   Investment Review,
Age 54                                                                                                  Joint Audit

--------------------------------------------------------------------------------------------------------------------------


Arne H. Carlson          Board member      Chair, RiverSource Funds, 1999-      None                    Board Governance,
901 S. Marquette Ave.    since 1999        2006; former Governor of Minnesota                           Compliance,
Minneapolis, MN 55402                                                                                   Contracts,
Age 73                                                                                                  Executive,
                                                                                                        Investment Review

--------------------------------------------------------------------------------------------------------------------------


Pamela G. Carlton        Board member      President, Springboard-Partners in   None                    Distribution,
901 S. Marquette Ave.    since 2007        Cross Cultural Leadership                                    Investment Review,
Minneapolis, MN 55402                      (consulting company)                                         Joint Audit
Age 54

--------------------------------------------------------------------------------------------------------------------------


Patricia M. Flynn        Board member      Trustee Professor of Economics and   None                    Board Governance,
901 S. Marquette Ave.    since 2004        Management, Bentley College; former                          Contracts,
Minneapolis, MN 55402                      Dean, McCallum Graduate School of                            Investment Review
Age 57                                     Business, Bentley College

--------------------------------------------------------------------------------------------------------------------------


Anne P. Jones            Board member      Attorney and Consultant              None                    Board Governance,
901 S. Marquette Ave.    since 1985                                                                     Compliance,
Minneapolis, MN 55402                                                                                   Executive,
Age 73                                                                                                  Investment Review,
                                                                                                        Joint Audit

--------------------------------------------------------------------------------------------------------------------------


Jeffrey Laikind, CFA     Board member      Former Managing Director, Shikiar    American Progressive    Distribution,
901 S. Marquette Ave.    since 2005        Asset Management                     Insurance               Investment Review,
Minneapolis, MN 55402                                                                                   Joint Audit
Age 73

--------------------------------------------------------------------------------------------------------------------------


Stephen R. Lewis, Jr.    Chair of the      President Emeritus and Professor of  Valmont Industries,     Board Governance,
901 S. Marquette Ave.    Board since       Economics, Carleton College          Inc.  (manufactures     Compliance,
Minneapolis, MN 55402    2007,                                                  irrigation systems)     Contracts,
Age 69                   Board member                                                                   Executive,
                         since 2002                                                                     Investment Review

--------------------------------------------------------------------------------------------------------------------------


John F. Maher            Board member      Retired President and Chief          None                    Distribution,
100 Park Avenue          since 2008*       Executive Officer and former                                 Investment Review,
New York, NY 10017                         Director, Great Western Financial                            Joint AuditM
Age 64                                     Corporation (bank holding company)
                                           and its principal subsidiary, Great
                                           Western Bank (federal savings bank)
--------------------------------------------------------------------------------------------------------------------------


Catherine James Paglia   Board member      Director, Enterprise Asset           None                    Compliance,
901 S. Marquette Ave.    since 2004        Management, Inc. (private real                               Contracts,
Minneapolis, MN 55402                      estate and asset management                                  Distribution,
Age 56                                     company)                                                     Executive,
                                                                                                        Investment Review


--------------------------------------------------------------------------------------------------------------------------

                           POSITION HELD
                          WITH FUNDS AND
                             LENGTH OF             PRINCIPAL OCCUPATION                  OTHER               COMMITTEE
   NAME, ADDRESS, AGE         SERVICE             DURING PAST FIVE YEARS             DIRECTORSHIPS          MEMBERSHIPS
--------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie          Board member      Counsel, Lewis & Munday, P.C.;       Lead Outside Director,  Contracts,
100 Park Avenue          since 2008*       Director, Vibration Control          Digital Ally, Inc.      Distribution,
New York, NY 100                           Technologies, LLC (auto vibration    (digital imaging); and  Investment Review
Age 66                                     technology); Director and Chairman,  Infinity, Inc. (oil
                                           Highland Park Michigan Economic      and gas exploration
                                           Development Corp; and Chairman,      and production);
                                           Detroit Public Schools Foundation.   Director, OGE Energy
                                           Formerly, Chairman and Chief         Corp. (energy and
                                           Executive Officer, Q Standards       energy services
                                           Worldwide, Inc. (library of          provider offering
                                           technical standards); Director,      physical delivery and
                                           Kerr-McGee Corporation (diversified  related services for
                                           energy and chemical company);        both electricity and
                                           Trustee, New York University Law     natural gas).
                                           Center Foundation; Vice Chairman,
                                           Detroit Medical Center and Detroit
                                           Economic Growth Corp.
--------------------------------------------------------------------------------------------------------------------------


Alison Taunton-Rigby     Board member      Chief Executive Officer and          Idera                   Contracts,
901 S. Marquette Ave.    since 2002        Director, RiboNovix, Inc. since      Pharmaceuticals,Inc.    Distribution,
Minneapolis, MN 55402                      2003 (biotechnology); former         (biotechnology);        Executive,
Age 64                                     President, Forester Biotech          Healthways, Inc.        Investment Review
                                                                                (health management
                                                                                programs)

--------------------------------------------------------------------------------------------------------------------------



*Mr. Richie will become a Board member effective November 2008. Mr. Maher will become a Board member effective December 2008.

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

                                    POSITION HELD
                                   WITH FUNDS AND
                                      LENGTH OF       PRINCIPAL OCCUPATION         OTHER          COMMITTEE
       NAME, ADDRESS, AGE              SERVICE       DURING PAST FIVE YEARS    DIRECTORSHIPS     MEMBERSHIPS
--------------------------------------------------------------------------------------------------------------
William F. Truscott               Board member      President -- U.S. Asset   None             Investment
53600 Ameriprise Financial        since 2001, Vice  Management and Chief                       Review
Center                            President since   Investment Officer,
Minneapolis, MN 55474             2002              Ameriprise Financial,
Age 48                                              Inc. and President,
                                                    Chairman of the Board
                                                    and Chief Investment
                                                    Officer, RiverSource
                                                    Investments, LLC since
                                                    2005; Director,
                                                    President and Chief
                                                    Executive Officer,
                                                    Ameriprise Certificate
                                                    Company and Chairman of
                                                    the Board, Chief
                                                    Executive Officer and
                                                    President, RiverSource
                                                    Distributors, Inc. since
                                                    2006; Senior Vice
                                                    President -- Chief
                                                    Investment Officer,
                                                    Ameriprise Financial,
                                                    Inc. and Chairman of the
                                                    Board and Chief
                                                    Investment Officer,
                                                    RiverSource Investments,
                                                    LLC, 2001-2005

--------------------------------------------------------------------------------------------------------------



   * Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The rest of this section remains the same.

The Information Regarding Pending and Settled Legal Proceedings section of the SAI has been revised as follows:

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendant's motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on Aug. 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Board of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J.&W. Seligman & Co., Inc. ("Seligman"). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the "Seligman Funds"); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York ("NYAG"). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc., relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. (transfer agent for the Seligman Funds) and Brian T. Zino (collectively, the "Seligman Parties"), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit. Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by Seligman and not by the Seligman Funds. If the NYAG obtains injunctive relief, Seligman and its affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies. Seligman does not believe that the foregoing legal action or other possible actions will have a material adverse impact on Seligman or its clients, including the Seligman Funds and other investment companies managed by it; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

The following "Appendix C: Seligman funds" has been added to the SAI appendices:

Seligman Capital Fund, Inc.

Seligman Cash Management Fund, Inc.

Seligman Common Stock Fund, Inc.

Seligman Communications and Information Fund, Inc.

Seligman Core Fixed Income Fund, Inc.

Seligman Frontier Fund, Inc.

Seligman Global Fund Series, Inc.

     Seligman Emerging Markets Fund

     Seligman Global Smaller Companies Fund

     Seligman Global Growth Fund

     Seligman Global Technology Fund

     Seligman International Growth Fund

Seligman Growth Fund, Inc.

Seligman High Income Fund Series

     Seligman U.S. Government Securities Fund

     Seligman High-Yield Fund

Seligman Income and Growth Fund, Inc.

Seligman LaSalle Real Estate Fund Series, Inc.

     Seligman LaSalle Global Real Estate Fund

     Seligman LaSalle Monthly Dividend Real Estate Fund

Seligman Municipal Fund Series, Inc.

     Seligman National Municipal Class

     Seligman Colorado Municipal Class

     Seligman Georgia Municipal Class

     Seligman Louisiana Municipal Class

     Seligman Maryland Municipal Class

     Seligman Massachusetts Municipal Class

     Seligman Michigan Municipal Class

     Seligman Minnesota Municipal Class

     Seligman Missouri Municipal Class

     Seligman New York Municipal Class

     Seligman Ohio Municipal Class

     Seligman Oregon Municipal Class

     Seligman South Carolina Municipal Class

Seligman Municipal Series Trust

     Seligman California Municipal High Yield Series

     Seligman California Municipal Quality Series

     Seligman Florida Municipal Series

     Seligman North Carolina Municipal Series

Seligman New Jersey Municipal Fund, Inc.

Seligman Pennsylvania Municipal Fund Series

Seligman Portfolios, Inc.

     Seligman Capital Portfolio

     Seligman Cash Management Portfolio

     Seligman Common Stock Portfolio

     Seligman Communications and Information Portfolio

     Seligman Global Technology Portfolio

     Seligman International Growth Portfolio

     Seligman Investment Grade Fixed Income Portfolio

     Seligman Large-Cap Value Portfolio

     Seligman Smaller-Cap Value Portfolio

Seligman TargetHorizon ETF Portfolios, Inc.

     Seligman TargETFund 2045

     Seligman TargETFund 2035

     Seligman TargETFund 2025

     Seligman TargETFund 2015

     Seligman TargETFund Core

Seligman Asset Allocation Series, Inc.

     Seligman Asset Allocation Aggressive Growth Fund

     Seligman Asset Allocation Balanced Fund

     Seligman Asset Allocation Growth Fund

     Seligman Asset Allocation Moderate Growth Fund

Seligman Value Fund Series, Inc.

     Seligman Large-Cap Value Fund

     Seligman Smaller-Cap Value Fund

Seligman LaSalle International Real Estate Fund, Inc.

Seligman Select Municipal Fund, Inc.

Tri-Continental Corporation